General	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
General

NOTE 1: General

a.      Airobotics Ltd. (“Company”) was incorporated in Israel on August 5, 2014 and began operations on that date.

b.      The Company collects, analyses, and provides access to information automatically using a UAV (“unmanned aerial vehicle”–multi-motor drone). The Company has developed systems that include data collection and data processing for valuable insights for customers, in an automated process, which does not require human contact and without human intervention, and provides its customers with end-to-end service, which enables the extraction of value from data collected from the airspace using an automated UAV, automatically, quickly, safely, and efficiently.

As of December 31, 2021, considering the expansion of the Company’s operations in the United Arab Emirates, the Company intend to sell the UAV equipment itself (a system that includes the docking station, 2 Drones and Mast), in addition to its service package as described above.

c.      On September 22, 2021, the Company completed its initial public offering (IPO) on the Tel Aviv Stock Exchange Ltd. (“TASE”).

d.      As of June 30, 2022 the Company has wholly-owned subsidiaries in the United States, Singapore and Dubai.

The Company’s subsidiary Airobotics Inc. was incorporated in the United States in 2016 and began operations during 2018. The subsidiary operates in sales, marketing and support of the Company’s products in the United States.

The subsidiary Airobotics PTE was incorporated in Singapore during the second quarter of 2019. As of the reporting date, the subsidiary has no sales and marketing activities.

The subsidiary Airobotics Gulf DMCC was incorporated in Dubai on March 8, 2022. The subsidiary will concentrate sales and marketing activities in the United Arab Emirates and the Persian Gulf countries.

e.      These financial statements were prepared in a condensed form as of June 30, 2022 and for the six-month period that ended on that date (hereinafter: Interim Consolidated Financial Statements). These statements should be reviewed in connection with the Company’s annual financial statements as of December 31, 2021 and for the year that ended on that date and the notes accompanying them (hereinafter: the Annual Consolidated Financial Statements).

f.       The Company has significant losses since its establishment. During the years the Company has financed its operations mainly through equity, convertible loans from shareholders; bank loans, and grants from the Israel Innovation Authority. The Company has negative cash flow from operating activities of $4,535 thousand, and a comprehensive loss of $6,135 thousand for the six-month period that ended on June 30, 2022, and an accumulated deficit of $146,892 thousand as of June 30, 2022. The Company has not yet signed a new contract with a material customer for 2022, a contract that the Company expected to be a significant part of its future growth. In addition, as of the reporting date, there are no signed orders from customers. The shareholder’s obligation to the Company, as noted in note 1 e (4) below depends on the agreement between the parties and as stated has not been fully realized through the date of approval of the financial statements.

The Company will be required to obtain additional financing in the short term in order to support its operation. The Company’s ability to successfully carry out its business plan is primarily dependent upon the continued financial support from its shareholders and its ability to raise sufficient additional capital. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed to support its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

The management’s plans include, among other things, the following:

1.      On August 4, 2022, the Company entered into a binding merger agreement with Ondas, which is a public company traded on Nasdaq, for further information See also Note 5 (a).

2.      Efficiency and improving profitability — during 2020 and 2021, the Company’s workforce was reduced. As a result, the salary expenses was reduced along with other operating expenses. in order to improve profitability and significantly reduce the operating loss. The Company will consider further reductions in the future, as necessary, if the Company’s plan in connection with the acquisition of the Company by the third party does not succeed, in a manner that does not harm the Company’s current activities and the Company’s ability to provide service to its customers.

3.      Raising additional capital and debt — the Company will act to raise funds from additional sources in the form of capital and/or debt from existing and new shareholders and/or act to receive financing from external sources as needed.

4.      On February 10, 2022, the Company received from a related party a letter of obligation to support the Company as needed, without limit of amount, for a period of at least 24 months from the date of the letter, through capital investment under terms to be agreed between the Company and the related party and pursuant to a board of directors’ resolution to be made. The Company and its legal counsels believe that the letter of obligation is considered a legal agreement that is binding on the related party to invest funds if the Company needs those funds as needed. Also, according to the Company, the related party has the sources of funding to meet the obligation. In addition, in May 2022, the Company received a loan from the related party, as stated in Note 4 (c).

5.      The Company will work to expand its activities in new markets.

6.      In September 20, 2022, the Company entered into a loan agreement according to which Ondas shall provide the Company with credit of up to $1.5 million (see note 5 (c)).